Costs and expenses by nature	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Costs and expenses by nature

5.	Costs and expenses by nature
5.1.	Cost of sales

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Raw material, products for resale, materials and third-party services (1)	(12,782)	(13,769)	(5,687)	(8,008)
Depreciation, depletion and amortization	(4,952)	(5,344)	(2,556)	(2,782)
Production taxes	(5,477)	(8,093)	(2,694)	(4,029)
Employee compensation	(789)	(813)	(405)	(421)
Total	(24,000)	(28,019)	(11,342)	(15,240)

(1)	It Includes short-term leases and inventory turnover.

5.2.	Selling expenses

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Materials, third-party services, freight, rent and other related costs	(2,048)	(1,948)	(1,022)	(1,000)
Depreciation, depletion and amortization	(304)	(417)	(154)	(217)
Allowance for expected credit losses	(17)	(14)	4	(6)
Employee compensation	(52)	(46)	(28)	(24)
Total	(2,421)	(2,425)	(1,200)	(1,247)

5.3.	General and administrative expenses

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Employee compensation	(473)	(414)	(244)	(216)
Materials, third-party services, rent and other related costs	(214)	(161)	(112)	(83)
Depreciation, depletion and amortization	(58)	(47)	(32)	(24)
Total	(745)	(622)	(388)	(323)